SCHEDULE OF PROVISIONS (Details) (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.00%	7.00%
Employee turnover rate	4.00%	4.00%
Actuarial assumption of expected rates of salary increases	3.75%	3.75%
Minimum wage increase rate	22.00%	22.00%
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	$ 2.0
Pension defined benefit plans [member] | Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	6.68%	6.68%
Undiscounted amount of obligations	$ 1.0
Pension defined benefit plans [member] | Miguel Auza CGU [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.19%	7.19%
Pension defined benefit plans [member] | Miguel Auza [Member]
IfrsStatementLineItems [Line Items]
Undiscounted amount of obligations	$ 1.0